Document and Entity Information	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	Tri Pointe Homes, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-35796
Entity Tax Identification Number	61-1763235
Entity Address Address Line 1	940 Southwood Blvd
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Incline Village
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89451
City Area Code	775
Local Phone Number	413-1030
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	TPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001561680
Amendment Flag	false